Risk management and financial instruments - Interest Rate Risk (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Apr. 10, 2019	May 11, 2018
Debt Instrument [Line Items]
Principal	$ 6,755	$ 6,759
Impact of 1% increase in rates	53
Less: Cash and Restricted Cash	(1,020)
Net debt exposed to interest rate fluctuations	5,240
Interest Rate Contract
Debt Instrument [Line Items]
Hedging instruments, ineffective portion	4,500
Impact of 1% increase in rates	45
Interest rate cap | LIBOR
Debt Instrument [Line Items]
Capped rate				2.87%
Secured debt
Debt Instrument [Line Items]
Impact of 1% increase in rates	6
Secured debt | Variable Interest Entity, Not Primary Beneficiary
Debt Instrument [Line Items]
Principal	598
Secured debt | Secured credit facilities
Debt Instrument [Line Items]
Principal	6,260	5,662
Total	6,260
Impact of 1% increase in rates	63
Secured debt | Secured credit facilities | Consolidated Entity, Excluding VIE
Debt Instrument [Line Items]
Principal	5,662
Hedging instruments	(4,500)
Total	1,162
Impact of 1% increase in rates	12
Secured debt | New Secured Notes
Debt Instrument [Line Items]
Principal		$ 476	$ 311
Less: Cash and Restricted Cash
Debt Instrument [Line Items]
Impact of 1% increase in rates	$ 10